Impairment Charges and Restructuring Costs - Goodwill and Other Indefinite Useful Life Intangible Assets (Details)	Dec. 31, 2017 CAD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amount by which fair value would exceed carrying value due to an increase in discount rate by 3%	$ 0
Containerboard CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	469,000,000
Recovery CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	13,000,000
Partitioning Activities CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,000,000
Tissue Papers CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	36,000,000
Water Rights | Reno de Medici CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	7,000,000
TISSUE PAPERS | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	$ 305,000,000
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.03